Comprehensive Income and Loss (Details Narrative) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 1996	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Equity [Abstract]
Comprehensive income/loss	$ 531,771	$ 668,679	$ (697,465)	$ (6,893,018)	$ (9,582,238)	$ (21,590,475)	$ (25,147,344)	$ (46,075,136)	$ (36,196,303)	$ (23,377,232)	$ (67,781,972)	$ (23,729,257)	$ (18,154,990)	$ (12,854,934)	$ (13,764,219)	$ (27,178,551)	$ (8,808,533)	$ (6,238,209)	$ (4,862,563)	$ (1,375,481)